Common Shares (Details) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Jun. 22, 2018 USD ($) $ / shares shares	May 29, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) director Vote $ / shares shares	Dec. 31, 2017 USD ($) director Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 31, 2018 $ / shares shares	Feb. 28, 2018 shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)				43,918,239	43,918,239	200,000,000	44,746,463
Common stock, par value (in dollars per share) | $ / shares				$ 0.000273235	$ 0.000273235	$ 0.000273235
Common shares or Preferred Shares not designated				11,956,456	18,729,845
Proceeds form IPO | $			$ 155,536
Number of shares issued on conversion of convertible preferred shares				22,885,492
Authorized capital						54,647,000
Preferred shares designated			0	22,885,492
Preferred stock, shares issued (in shares)			0	22,885,492
Common stock, cash dividends declared | $			$ 0	$ 0	$ 0
Common stock, cash dividends paid | $			0	0	0
Preferred stock, cash dividends declared | $			0	0	0
Preferred stock, cash dividends paid | $			$ 0	$ 0	$ 0
Class A common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)				5,507,938	4,491,921		5,507,938
Common stock, par value (in dollars per share) | $ / shares			$ 0.000273235	$ 0.000273235	$ 0.000273235
Number of shares issued on conversion of convertible preferred shares	5,546,019		5,546,019			5,546,019
Number of votes (per share) | Vote			1	1
Class B common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)				3,568,353	3,568,353		3,568,353
Common stock, par value (in dollars per share) | $ / shares			$ 0.000273235	$ 0.000273235	$ 0.000273235
Number of shares issued on conversion of convertible preferred shares	1,070,502		1,070,502			1,070,502
Number of votes (per share) | Vote			10	10
Convertible ratio to Class A common share			1	1
Convertible ratio to Class B1 common share			1	1
Class A1 common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)				0	0
Number of shares issued on conversion of convertible preferred shares			12,995,954			12,995,954
Number of votes (per share) | Vote			0	0
Convertible ratio to Class A common share			1	1
Class B1 common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)				0	0
Number of shares issued on conversion of convertible preferred shares			16,057,618			16,057,618
Number of votes (per share) | Vote			0	0
Convertible ratio to Class A common share			1	1
Convertible ratio to Class B common share			1	1
Common Class A and Class B
Nature of the Business and Basis of Presentation
Number of directors entitled to elect | director			1	1
Convertible Preferred Shares (Series A, B and C)
Nature of the Business and Basis of Presentation
Preferred shares designated			0	22,885,492	17,128,120		35,670,093
Preferred stock, shares issued (in shares)			0	22,885,492	17,128,120
Number of directors entitled to elect | director			2	2
Initial Public Offering | Class A common shares
Nature of the Business and Basis of Presentation
Issuance of stock (in shares)		8,477,777
Share price (in dollars per share) | $ / shares		$ 18.00
Proceeds form IPO | $		$ 152,600
Over-allotment | Class A common shares
Nature of the Business and Basis of Presentation
Issuance of stock (in shares)	1,006,425
Share price (in dollars per share) | $ / shares	$ 18.00
Proceeds form IPO | $	$ 18,116